Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Valuation allowance	$ 167.9	$ 15.1
Deferred tax asset on capital loss	149.3
Deferred tax assets on federal loss	586.9
Unrecognized tax benefits that would impact the effective tax rate, if reversed	3.4	3.8
Unrecognized tax benefits assumed in prior acquisitions	9.9	11.6
Decrease in total amount of unrecognized tax benefits within the next 12 months	(4.9)
Decrease in unrecognized tax benefits is reasonably possible	0.3
Unrecognized tax benefits, recognized interest and penalties in income tax expense (benefit)	(0.2)	(0.2)	$ 0.9
Unrecognized tax benefits, accrued payment of interest and penalties	3.9	4.2
Unrecognized tax benefits, accrued payment of interest and penalties, subject to in	3.7	$ 4.1
Snacks
Income Tax Contingency [Line Items]
Valuation allowance	$ 149.3